12. Operating Lease Right-of-use Assets and Operating Lease Liability (Sept 2019 Note) (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Leases

Right-of-use assets are summarized below:

September 30, 2019
Office lease	$157,213
Less accumulated amortization	(19,333)
Right-of-use assets, net	$137,880

Amortization on the right -of -use asset is included in rent expense on the statements of operations.

Operating Lease liabilities are summarized below:

September 30, 2019
Office lease	$148,798
Less: current portion	(42,201)
Long term portion	$106,597

Operating lease maturities
Three months ending December 31, 2019	$15,316
Year ending December 31, 2020	62,183
Year ending December 31, 2021	64,048
Year ending December 31, 2022	43,655
Total future minimum lease payments	185,202
Less imputed interest	(36,404)
PV of payments	$148,798